Intangible assets - Schedule of Future Amortization Charges (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2026	$ 2,647
2027	3,306
2028	2,053
2029	1,786
2030 and beyond	20,531
Total intangible assets subject to amortization, net	$ 30,323	$ 20,452